Income Taxes - Summary of Income/(Loss) Before Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income Tax Disclosure [Abstract]
Domestic operations	₨ 326	$ 4.3	₨ 262	₨ 62
Foreign operations	(2,174)	(28.8)	29	(1,337)
Total	₨ (1,848)	$ (24.5)	₨ 291	₨ (1,275)